Credit Facilities and Mortgage Notes Payable (Secured Credit Facility Narrative) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended	0 Months Ended
	Feb. 08, 2012	Dec. 31, 2013	Feb. 08, 2013	Sep. 30, 2014	Dec. 31, 2011
Interest Rate Cap [Member]
Debt Instrument [Line Items]
Derivative instruments, notional amount	$ 150
Interest rate, description		one month LIBOR
Interest rate cap derivative contract effective date	Feb. 08, 2012
Interest rate cap derivative contract cap rate	2.05%
Interest Rate Swap [Member]
Debt Instrument [Line Items]
Derivative instruments, notional amount			150
Interest rate, description		one month LIBOR
Interest rate cap derivative contract effective date			Feb. 08, 2013
Derivative maturity date		Sep. 28, 2014
Interest rate swap derivative contract interest rate			0.5825%
Term Loan [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity		225		150
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity		350		410
Secured Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility agreement date		Sep. 28, 2010
Credit facility maximum borrowing capacity		125			170
Increase in Maximum borrowing facility of line of credit	270
Amended and extended credit facility	440
Possible increase in borrowing capacity due to accordion feature	100
Increased borrowing capacity after considering accordion feature		540
Secured Credit Facility [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Amended and extended credit facility	125
Secured Credit Facility [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Amended and extended credit facility	$ 315